SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2020	Mar. 31, 2020	Apr. 30, 2019
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance	33,312,967
In-the-money options outstanding	3,637,050	3,579,879
Intrinsic value of options exercised	$ 965,596	$ 1,125,612	$ 1,112,589
Out-of-the-money options outstanding
Weighted-average grant-date fair value of options granted	$ 4.74	$ 5.54	$ 6.67
Total unrecognized compensation costs	$ 8,173
Unrecognized compensation costs, period of recognition	1 year 6 months 29 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Total unrecognized compensation costs	$ 28,441
Unrecognized compensation costs, period of recognition	1 year 8 months 19 days
Weighted average fair value at grant date of non-vested shares	$ 22.54	$ 23.41	$ 23.82
Treasury stock, at cost [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares, authorized amount				$ 56,800	$ 20,000	$ 40,000